Decommissioning Liability (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Decommissioning Liability

($ millions)	2020	2019
Decommissioning liability, beginning of year	1,144.0	1,230.7
Liabilities incurred	17.2	30.7
Liabilities acquired through capital acquisitions	0.1	0.7
Liabilities disposed through capital dispositions	(31.1)	(223.6)
Liabilities settled (1)	(19.8)	(28.7)
Revaluation of acquired decommissioning liabilities (2)	0.3	0.9
Change in estimated future costs	(105.8)	6.2
Change in discount and inflation rate estimates	4.6	115.3
Accretion expense	13.6	23.5
Reclassified as liabilities associated with assets held for sale	—	(7.9)
Foreign exchange	(0.4)	(3.8)
Decommissioning liability, end of year	1,022.7	1,144.0
Expected to be incurred within one year	57.4	35.0
Expected to be incurred beyond one year	965.3	1,109.0
(1)Includes $5.1 million received from government subsidy programs during the year ended December 31, 2020 (year ended December 31, 2019 - nil).
(2)These amounts relate to the revaluation of acquired decommissioning liabilities at the end of the period using a risk-free discount rate. At the date of acquisition, acquired decommissioning liabilities are fair valued.